SCHEDULE 1 BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 71,336	$ 33,207	$ 42,872	$ 87,706
Prepaid expenses and other current assets	4,288	1,675
Total current assets	235,462	233,076
Investments in equity method investees	14,329	14,246
TOTAL ASSETS	322,188	309,123
Current liabilities:
Accrued expenses and other current liabilities	8,411	8,605
Total current liabilities	39,623	27,466
Payable for acquisition of intangible assets	603	153
Total liabilities	43,428	30,917
Equity:
Ordinary shares of par value $0.000001: 2,000,000,000 shares authorized 408,985,092 (2011: 413,985,636) shares issued and outstanding	1	1
Additional paid-in capital	20,202	20,600
Accumulated other comprehensive income	35,751	32,589
Retained earnings	222,835	225,037
Total equity	278,789	278,227
TOTAL LIABILITIES AND EQUITY	322,188	309,123
Parent Company [Member]
Current assets:
Cash and cash equivalents	1,255	1,882	1,068	1,166
Amounts due from subsidiary	14,544	12,715
Prepaid expenses and other current assets	191	221
Total current assets	15,990	14,818
Investment in subsidiaries	392,493	388,251
Investments in equity method investees	11,478	11,428
TOTAL ASSETS	419,961	414,497
Current liabilities:
Accrued expenses and other current liabilities	1,902	914
Amounts due to subsidiaries	138,795	135,356
Total current liabilities	140,697	136,270
Payable for acquisition of intangible assets	475
Total liabilities	141,172	136,270
Equity:
Ordinary shares of par value $0.000001: 2,000,000,000 shares authorized 408,985,092 (2011: 413,985,636) shares issued and outstanding	1	1
Additional paid-in capital	20,202	20,600
Accumulated other comprehensive income	35,751	32,589
Retained earnings	222,835	225,037
Total equity	278,789	278,227
TOTAL LIABILITIES AND EQUITY	$ 419,961	$ 414,497